INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Raw materials	¥29,240	¥13,034
Work in progress	154,231	141,686
Finished goods	23,165	29,177
Total	¥206,636	¥183,897